Average Annual Total Returns - Columbia High Yield Bond Fund	Oct. 01, 2020
YieldConstrainedIndex [Member]
Average Annual Return:
1 Year	14.40%
5 Years	6.13%
10 Years	7.47%
Class A
Average Annual Return:
1 Year	11.32%
5 Years	4.29%
10 Years	6.46%
Inception Date	Dec. 08, 1983
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	9.12%
5 Years	2.20%
10 Years	4.17%
Inception Date	Dec. 08, 1983
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.64%
5 Years	2.30%
10 Years	4.00%
Inception Date	Dec. 08, 1983
Class C
Average Annual Return:
1 Year	14.90%
5 Years	4.55%
10 Years	6.20%
Inception Date	Jun. 26, 2000
Class R
Average Annual Return:
1 Year	16.35%
5 Years	5.07%
10 Years	6.69%
Inception Date	Dec. 11, 2006
Class Adv
Average Annual Return:
1 Year	16.88%
5 Years	5.67%
10 Years	7.14%
Inception Date	Dec. 11, 2006
Class Inst2
Average Annual Return:
1 Year	17.10%
5 Years	5.69%
10 Years	7.30%
Inception Date	Dec. 11, 2006
Class Inst
Average Annual Return:
1 Year	16.96%
5 Years	5.67%
10 Years	7.21%
Inception Date	Sep. 27, 2010
Class Inst3
Average Annual Return:
1 Year	17.15%
5 Years	5.74%
10 Years	7.27%
Inception Date	Nov. 08, 2012